Document and Entity Information	May 05, 2020
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 05, 2020
Entity Registrant Name	Martin Marietta Materials, Inc.
Entity Incorporation, State or Country Code	NC
Entity File Number	1-12744
Entity Tax Identification Number	56-1848578
Entity Address, Address Line One	2710 Wycliff Road
Entity Address, City or Town	Raleigh
Entity Address, State or Province	NC
Entity Address, Postal Zip Code	27607
City Area Code	919
Local Phone Number	781-4550
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0000916076
Title of (12b) Security	Common Stock, $.01 par value per share
Trading Symbol	MLM
Security Exchange Name	NYSE